DESCRIPTION OF THE PLAN - Schedule of Employer Annual Fixed Contribution (Details) - EBP 008	12 Months Ended
Dec. 31, 2025
Less than 40 years
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	3.00%
40 to 59
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	4.00%
60 to 79
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	5.00%
80 +
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	7.00%